Income Taxes (Details) - Schedule of income from operations before income taxes - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of income from operations before income taxes [Abstract]
Income (Loss) before income taxes	$ (2,940,866)	$ (10,389,594)	$ 1,791,459
Income tax expense at the PRC statutory rate	(441,130)	(1,558,439)	268,719
Non-deductible expenses	278,437	51,884	12,783
Deductible research and development expenses	(41,120)	(39,787)	(29,098)
Deferred income tax provision	(192,683)	(101,722)	(7,723)
Effect of income tax rate differences in jurisdictions other than the PRC	203,813	1,546,342	7,551
Total	$ (192,683)	$ (101,722)	$ 252,232